THE HARTFORD ADVISERS FUND (Prospectus Summary) | THE HARTFORD ADVISERS FUND
THE HARTFORD ADVISERS FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks long-term total return.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions and Waivers" section beginning on page 27 of the Fund's prospectus and the
"Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE HARTFORD ADVISERS FUND (USD $)	Class A		Class B	Class C	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none
Exchange fees	none		none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD ADVISERS FUND		Class A	Class B	Class C	Class R3	Class R4	Class R5	Class Y
Management fees		0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	0.25%
Other expenses		0.31%	0.48%	0.23%	0.35%	0.22%	0.18%	0.07%
Total annual fund operating expenses		1.23%	2.15%	1.90%	1.52%	1.14%	0.85%	0.74%
Fee waiver and/or expense reimbursement	[1]	0.05%	0.12%		0.12%	0.04%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.18%	2.03%	1.90%	1.40%	1.10%	0.80%	0.74%
[1]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.18% (Class A), 1.40% (Class R3), 1.10% (Class R4) and 0.80% (Class R5). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o   Your investment has a 5% return each year

o   The Fund's operating expenses remain the same

o   You reinvest all dividends and distributions

o   You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example THE HARTFORD ADVISERS FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	664	914	1,184	1,953
Class B	706	961	1,343	2,239
Class C	293	597	1,026	2,222
Class R3	143	469	818	1,802
Class R4	112	358	624	1,383
Class R5	82	266	466	1,044
Class Y	76	237	411	918

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD ADVISERS FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	664	914	1,184	1,953
Class B	206	661	1,143	2,239
Class C	193	597	1,026	2,222
Class R3	143	469	818	1,802
Class R4	112	358	624	1,383
Class R5	82	266	466	1,044
Class Y	76	237	411	918

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 43%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks its goal by allocating its assets among equity securities, debt securities, and money market instruments. The Fund will normally invest in a portfolio of between 50% and 70% equity securities, with the balance of its assets invested in debt securities and cash instruments.
The Fund will not normally hold more than 10% in cash or cash equivalents.
The Fund may invest in stocks with a broad range of market capitalizations, sub-adviser, Wellington Management Company, LLP ("Wellington Management"),
uses fundamental analysis to evaluate a security for purchase or sale by the
Fund.  The debt securities (other than money market instruments) in which the
Fund  invests include U.S. Government securities, including its agencies and instrumentalities, and other debt securities rated investment grade, including corporate bonds, commercial and residential mortgage-backed securities, asset-backed securities, and municipal bonds, or if unrated, securities deemed by Wellington Management to be of comparable quality.  The Fund is not restricted to any specific maturity term.  The Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.  The fixed income portion of the Fund may invest in fixed income-related derivatives including futures contracts and swap agreements.
MAIN RISKS.
The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the
Fund is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional Information Regarding
Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Asset Allocation Risk - The risk that if the Fund's strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities  represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, "prepayment risk"
(the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.
PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordmutualfunds.com.  The returns:

o  Assume reinvestment of all dividends and distributions

o Would be lower if the Fund's operating expenses had not been limited.
The bar chart:

o  Shows how the Fund's total return has varied from year to year

o  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o  Shows the returns of the Fund's Class A shares.  Because all of the
   Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.
Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 14.83% (2nd quarter, 2009) Lowest -16.96% (4th quarter, 2008)
AVERAGE ANNUAL RETURNS.
The table below shows returns for the Fund over time compared to those of two broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares. For more information regarding returns see the "Performance Notes" section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average annual total returns for periods ending December 31, 2011 (including sales charges)
Average Annual Total Returns THE HARTFORD ADVISERS FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A - Return Before Taxes	(4.24%)	0.06%	2.24%
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(4.68%)	(1.15%)	1.32%
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(2.76%)	(0.58%)	1.41%
Class B	Class B - Return Before Taxes	(4.54%)	0.01%	2.18%
Class C	Class C - Return Before Taxes	(0.35%)	0.47%	2.11%
Class R3	Class R3 - Return Before Taxes	1.14%	0.96%	2.94%
Class R4	Class R4 - Return Before Taxes	1.48%	1.26%	3.09%
Class R5	Class R5 - Return Before Taxes	1.78%	1.56%	3.24%
Class Y	Class Y - Return Before Taxes	1.84%	1.66%	3.29%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Barclays Capital Government/Credit Bond Index	Barclays Capital Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	8.74%	6.55%	5.85%